Financial assets - Schedule of collaterals received for financial assets (Details) - Financial assets at amortised cost - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets that are either past due or impaired [line items]
Real collaterals value	€ 673,085	€ 604,281
Other collaterals value	102,125	100,726
Total value of the collaterals received	775,210	705,007
Credit impaired | Impaired assets
Disclosure of financial assets that are either past due or impaired [line items]
Real collaterals value	11,857	11,072
Other collaterals value	€ 2,218	€ 1,809